UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21882

Oppenheimer Rochester North Carolina Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: March 31

Date of reporting period: 12/31/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS December 31, 2017 Unaudited

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—83.7%
North Carolina—74.1%
$500,000	Charlotte, NC Airport	5.000%	07/01/2031	$549,320
2,000,000	Charlotte, NC COP	1.740 [1]	06/01/2033	2,000,000
1,000,000	Charlotte, NC Water & Sewer System	1.730 [1]	07/01/2036	1,000,000
1,000,000	Charlotte-Mecklenburg, NC Hospital Authority Health Care System (CAHS/CMHA/MHosp/CAPN/ MHR/CAAH/CAMCH/CAPCHN/HCCnty/CAHF/CAS/UHS Obligated Group)	1.750 [1]	01/15/2038	1,000,000
1,500,000	Charlotte-Mecklenburg, NC Hospital Authority Health Care System (CAHS/CMHA/MHosp/CAPN/ MHR/CAAH/CAMCH/CAPCHN/HCCnty/CAHF/CAS/UHS Obligated Group)	1.750 [1]	01/15/2044	1,500,000
2,000,000	Charlotte-Mecklenburg, NC Hospital Authority Health Care System (CAHS/ CMHA/MHosp/MHSvcs Obligated Group)	1.750 [1]	01/15/2037	2,000,000
1,000,000	Durham County, NC Industrial Facilities (Research Triangle Institute)	1.680 [1]	09/01/2037	1,000,000
500,000	Fayetteville, NC State University (Student Hsg.)	5.000	04/01/2037	539,675
500,000	NC Capital Facilities Finance Agency (Davidson College)	5.000	03/01/2040	554,100
1,535,000	NC Capital Facilities Finance Agency (Meredith College)	6.125	06/01/2035	1,564,211
1,400,000	NC Medical Care Commission (Deerfield Episcopal Retirement Community)	6.125	11/01/2038	1,453,508
1,600,000	NC Medical Care Commission (MHCMH/MHCMHOC/TCHF)	1.590 [1]	10/01/2035	1,600,000
1,250,000	NC Medical Care Commission (MHCMH/MHCMHOC/TCHF Obligated Group)	1.700 [1]	10/01/2035	1,250,000
5,000	NC Medical Care Commission (Southminster)	6.125	10/01/2018	5,000
2,000,000	NC Medical Care Commission Health Care Facilities (Novant Health)	5.250	11/01/2040	2,205,380
1,000,000	NC Municipal Power Agency No. 1 (Catawba Electric)	5.000	01/01/2032	1,175,390
1,000,000	NC Turnpike Authority	5.000	01/01/2039	1,162,630
1,250,000	New Hanover County, NC Hospital (New Hanover Regional Medical Center)	4.000	10/01/2042	1,323,425
750,000	New Hanover County, NC Hospital (New Hanover Regional Medical Center)	5.000	10/01/2026	873,720
500,000	Northern Hospital District of Surry County, NC Health Care Facilities	6.250	10/01/2038	505,830
1,080,000	Raleigh Durham, NC Airport Authority	5.000	05/01/2028	1,271,592
1,900,000	Raleigh, NC GO COP[2]	1.750 [1]	02/01/2034	1,900,000
1,500,000	University of NC Chapel Hill (Hospitals at Chapel Hill)	1.600 [1]	02/15/2031	1,500,000
				27,933,781

U.S. Possessions—9.6%
15,000,000	Puerto Rico Children’s Trust Fund (TASC)	7.306 [3]	05/15/2050	1,450,350
605,000	Puerto Rico Infrastructure (Mepsi Campus)[4]	6.250	10/01/2024	304,013

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STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$2,120,000	Puerto Rico Infrastructure (Mepsi Campus)[4]	6.500%	10/01/2037	$1,054,700
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	04/01/2027	96,987
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.125	04/01/2032	93,258
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375	04/01/2042	91,197
100,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.000	10/01/2042	66,090
750,000	Puerto Rico Sales Tax Financing Corp., Series A4	5.375	08/01/2039	75,000
1,300,000	Puerto Rico Sales Tax Financing Corp., Series A, NPFGC	5.898 [3]	08/01/2042	257,153
500,000	Puerto Rico Sales Tax Financing Corp., Series A4	6.375	08/01/2039	50,000
1,000,000	Puerto Rico Sales Tax Financing Corp., Series C4	6.000	08/01/2042	100,000

				3,638,748

Total Investments, at Value (Cost $34,154,098)—83.7%				31,572,529
Net Other Assets (Liabilities)—16.3				6,151,518

Net Assets—100.0%				$37,724,047

Footnotes to Statement of Investments

1. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

2. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

3. Zero coupon bond reflects effective yield on the original acquisition date.

4. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

To simplify the listings of securities, abbreviations are used per the table below:

CAAH	Carolinas-Anson Healthcare
CAHF	Carolinas Healthcare Foundation
CAHS	Carolinas Healthcare System
CAMCH	Carolinas Medical Center at Home
CAPCHN	Carolinas Palliative Care & Hospice Network
CAPN	Carolinas Physicians Network
CAS	Cleveland Ambulatory Services
CMHA	Charlotte-Mecklenburg Hospital Authority
COP	Certificates of Participation
GO	General Obligation
HCCnty	Hospice of Cabarrus County
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
MHCMH	Moses H. Cone Memorial Hospital
MHCMHOC	Moses H. Cone Memorial Hospital Operating Corp.
MHosp	Mercy Hospital
MHR	Managed Health Resources
MHSvcs	Mercy Health Services
NPFGC	National Public Finance Guarantee Corp.
TASC	Tobacco Settlement Asset-Backed Bonds

2      OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

TCHF	The Cone Health Foundation
UHS	Union Health Services

3      OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS December 31, 2017 Unaudited

1. Organization

Oppenheimer Rochester North Carolina Municipal Fund (the “Fund”) is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI. Effective as of the close of the New York Stock Exchange (“NYSE”) on January 12, 2018 (the “Closing Date”), the Fund will no longer accept purchase orders from new investors and shareholders of other Oppenheimer funds will no longer be able to exchange shares of other funds into the Fund. Effective February 9, 2018, no further purchases in the Fund will be accepted, as the Fund prepares for the Liquidation. Please see the Fund’s prospectus for exceptions and additional information.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Securities for which market quotations are not readily available, or when a significant event

4      OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

2. Securities Valuation (Continued)

has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
North Carolina	$—	$27,933,781	$—	$27,933,781

5      OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Municipal Bonds and Notes (Continued)
U.S. Possessions	$—	$3,638,748	$—	$3,638,748

Total Assets	$—	$31,572,529	$—	$31,572,529

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Sold securities	$100,000

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest and/or principal payment.

6      OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

3. Investments and Risks (Continued)

Information concerning securities not accruing interest at period end is as follows:

Cost	$4,737,204
Market Value	$1,583,713
Market Value as % of Net Assets	4.20%

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

7      OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Subsequent Event

On November 29th, 2017 the Board of Trustees of the Fund, upon the recommendation of the Fund’s investment adviser, approved a plan to liquidate the fund effective on or around May 18th, 2018.

8      OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester North Carolina Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	2/16/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	2/16/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	2/16/2018